Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans
Schedule of change in benefit obligation

(in thousands)	2012	2011
Benefit obligations at beginning of year	$23,846	$20,489
Interest cost	1,077	1,095
Actuarial loss	1,707	2,995
Benefit paid	(750)	(733)
Benefit obligations at end of year	$25,880	$23,846

Schedule of change in plan assets

(in thousands)	2012	2011
Fair value of plan assets at beginning of year	$14,041	$14,059
Actual gain (loss) on plan assets	2,154	(260)
Benefits paid	(750)	(733)
Employer contribution	1,595	975
Fair value of plan assets at end of year	$17,040	$14,041

Schedule of funded status

(in thousands)	2012	2011
Funded status	$(8,840)	$(9,805)
Unrecognized net actuarial loss/accumulated other comprehensive loss	11,512	11,365
Net amount recognized	$2,672	$1,560

Summary of our pension plan projected benefit obligation, accumulated obligation and fair value of pension plan assets

(in thousands)	2012	2011
Projected benefit obligation	$25,880	$23,846
Accumulated benefit obligation (“ABO”)	25,880	23,846
Fair value of plan assets	17,040	14,041
ABO less fair value of plan assets	8,840	9,805

Schedule of amounts recognized in consolidated balance sheets
(in thousands)	2012	2011
Current Liabilities	$660	$1,595
Noncurrent Liabilities	8,180	8,210
Total Amount Recognized	$8,840	$9,805

Schedule of components of net periodic pension costs (benefit)

	Year Ended December 31,
(in thousands)	2012	2011	2010
Interest cost	$1,077	$1,095	$1,088
Expected return on plan assets	(1,278)	(1,234)	(1,218)
Recognized net actuarial cost	685	353	154
Net periodic benefit cost	$484	$214	$24

Change in Accumulated Other Comprehensive Loss

	Year Ended December 31,
(in thousands)	2012	2011	2010
Beginning of year	$(11,365)	$(7,230)	$(6,365)
Net actuarial losses	(832)	(4,488)	(1,019)
Amortization of net gains	685	353	154
Change in accumulated other comprehensive loss	$(11,512)	$(11,365)	$(7,230)

Target pension plan asset allocation and actual pension plan allocation of assets
	Allocation	2012	2011
Asset Category
Equity securities	70%	71%	73%
Debt securitites and cash	30	29	27
	100%	100%	100%

Plan assets using the fair value hierarchy
Fair Value Measurement
(in thousands)	2012	2011
Level 1
Equity securities	$12,113	$10,205
Debt securities and cash	4,927	3,836
Level 2	—	—
Level 3	—	—
	$17,040	$14,041

Schedule of estimated future benefit payments
(in thousands)
2013	$843
2014	890
2015	939
2016	1,002
2017	1,076
2018 to 2022	6,243

Schedule of weighted-average assumptions used for pension plan

	2012	2011	2010
Weighted-average actuarial assumptions used to determine benefit obligations:
Discount rate	4.09%	4.67%	5.92%
Expected return on assets	8.00%	8.00%	8.00%

Weighted-average actuarial assumptions used to determine net periodic benefit cost:
Discount rate	4.67%	5.42%	5.92%
Expected return on assets	8.00%	8.00%	8.00%
Rate of compensation increase	N/A	N/A	N/A